ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS [Abstract]
ACQUISITIONS
3.	ACQUISITIONS

(a)	Dacheng Holdings and Shanghai Dacheng

In January 2010, the Company obtained the control over Dacheng Holdings and Shanghai Dacheng (collectively, "Dacheng"), a developer of three-dimensional massively multi-player online role-playing games, through a series of contractual arrangements between KongZhong China and Dacheng and its shareholders. On January 14, 2010, $24.1 million was paid to the selling shareholders of Dacheng, of which $9.6 million was paid in cash and $14.5 million was settled in 42.8 million ordinary shares of KongZhong, equivalent to 1.1 million American Depositary Shares ("ADSs", each representing 40 ordinary shares), based upon the average closing price of the Company's ADSs over a 30-day period prior to December 15, 2009. The total consideration for the acquisition of Dacheng will be no greater than $80 million and determined based on Dacheng's net profit after tax as calculated under US GAAP ("NPAT") for the year of 2010. If Dacheng's NPAT for 2010 equals or exceeds $6.5 million, a multiple of 8 will be applied to Dacheng's NPAT for 2010 to arrive at the total consideration. If Dacheng's NPAT for 2010 is less than $6.5 million, then a multiple of 5 will be applied to Dacheng's NPAT for 2010 to arrive at the total consideration. The additional contingent consideration was classified as a liability and subsequently re-measured at fair value with the change in fair value recorded in earnings. This acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost of $221,443 was recorded as general and administrative expenses as incurred in 2010. The revenues and net income of Dacheng in the amounts of $15,313,630 and $7,975,728 respectively were included in the Company's consolidated statement of comprehensive income for the year ended December 31, 2010.

Total consideration estimated at acquisition date:

Cash paid	$9,577,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date)	14,545,600
Fair value of contingent consideration	51,049,269

Total	$75,172,469

The purchase price was allocated based on the estimated total consideration at the acquisition date as follows:

Tangible assets acquired (including cash of $2,127,781)	$4,258,638
Acquired intangible assets
Core technologies	2,963,104
Product technologies	9,740,307
Liabilities assumed	(4,810,101)
Deferred tax liability	(529,317)
Goodwill	63,549,838

Total	$75,172,469

The goodwill arising from the acquisition of Dacheng was allocated to and included in the internet games segment as of December 31, 2011 and 2012.

As of December 31, 2010, the contingent consideration payable was measured at the fair value of $40.2 million and a gain arising from the change in fair value of $10.9 million was recorded in the consolidated statement of comprehensive income in 2010. The contingency was finally resolved in March 2011 and the consideration payable was settled in the form of $14.6 million in cash and 123.5 million ordinary shares. A loss arising from the change in fair value of $3.7 million was recorded in the consolidated statement of comprehensive income in 2011.

(b)	Shenzhen Zhida

In February 2010, Beijing WINT acquired 100% equity interest of Shenzhen Zhida, a technology developer for mobile device software platform, for a cash consideration of RMB8 million (equivalent to $1.2 million). This acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost was $nil. The revenues and net loss of Shenzhen Zhida in the amounts of $76,101 and $76,332 respectively were included in the Company's consolidated statement of comprehensive income for the year ended December 31, 2010. The purchase price was allocated as follows:

Tangible assets acquired (including cash of $18,011)	$21,939
Acquired intangible assets:
Employment contract	351,540
Product technologies	66,866
Liabilities assumed	-
Deferred tax liability	(104,602)
Goodwill	836,058

Total	$1,171,801

The goodwill arising from the acquisition of Shenzhen Zhida was allocated to and included in the WVAS segment as of December 31, 2011 and 2012.

(c)	Noumena

On March 20, 2012, the Company obtained the control over Noumena and certain assets from a related party of Noumena, a developer of cross-platform smart phone mobile game engines. The total consideration was $19.11 million, consisting of cash consideration of $14.88 million and share consideration of $4.23 million. $9 million out of $14.88 million cash consideration was paid and $4.23 million share consideration was settled by issuance of 40 million ordinary shares of KongZhong (equivalent to 1 million ADSs) in 2012. This acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost of $77,783 was recorded as general and administrative expenses as incurred in 2012. The revenues and net income of Noumena in the amounts of $2,946,157 and $2,074,536 respectively were included in the Company's consolidated statement of comprehensive income for the year ended December 31, 2012.

Total consideration estimated at acquisition date:

Cash consideration	$14,880,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date after lock up discount)	4,230,000

Total	$19,110,600

The purchase price was allocated based on the estimated total consideration at the acquisition date as follows:

Tangible assets acquired (including cash of $586,701)	$669,600
Acquired intangible assets
Product technologies	3,487,524
Goodwill	14,953,476

Total	$19,110,600

The goodwill arising from the acquisition of Noumena was allocated to and included in the mobile games segment as of December 31, 2012.

Fair value of acquired assets and contingent consideration

The Company measured the fair value of the purchased intangible assets using the "cost," "income approach-excess earnings" and "with & without" valuation method. The Company measured the fair value of the contingent consideration considering, among other factors, forecasted financial performance of the acquired business, market performance, and the market potential of the acquired business in China. These purchased intangible assets and contingent consideration are considered Level 3 assets and liabilities because the Company used unobservable inputs, reflecting the Company's assessment of the assumptions market participants would use in valuing these assets and liabilities.

Pro forma

The following summarized unaudited pro forma results of operations for the year ended December 31, 2011 and 2012 assuming that all material acquisitions during the two-year period ended December 31, 2012 occurred as of January 1, 2011. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the significant acquisitions occurred as of January 1, 2011, nor is it indicative of future operating results.

	For the years ended December 31,
	2011	2012
	(unaudited)	(unaudited)
Revenues	$160,723,554	$186,949,412
Net (loss) income	$(8,227,818)	$26,161,809
(Loss) income per share - basic	$(0.01)	$0.02
(Loss) income per share - diluted	$(0.01)	$0.02